Property, Plant and Equipment - Additional Information (Detail) $ in Millions	12 Months Ended
	Jun. 30, 2020 USD ($) $ / bbl	Jun. 30, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Commitments for capital expenditure	$ 2,585	$ 3,308
Reversals of impairment	$ 0
Price Per barrel | $ / bbl	55